COMMITMENTS AND CONTINGENCIES - Additional Information - 2 Other Commitments - Gaming Subconcession (Detail) - 12 months ended Dec. 31, 2016 - Gaming subconcession agreement [Member]	USD ($) Seat	MOP Seat	MOP
Commitments And Contingencies [Line Items]
Fixed annual premium	$ 3,744,000	MOP 30,000,000
Variable premium	$ 100		MOP 1,000
Percentage of guarantee amount payable quarterly to bank	1.75%		1.75%
Guarantee until the 180th day after the termination date of the gaming subconcession [Member]
Commitments And Contingencies [Line Items]
Maximum beneficiary amount	$ 37,437,000		MOP 300,000,000
Reserved exclusively for certain kind of games or to certain players [Member]
Commitments And Contingencies [Line Items]
Variable premium	$ 37,000		300,000
Minimum number of tables	100	100
Not reserved exclusively for certain kind of games or to certain players [Member]
Commitments And Contingencies [Line Items]
Variable premium	$ 19,000		MOP 150,000
Minimum number of tables	100	100
Special gaming tax [Member]
Commitments And Contingencies [Line Items]
Percentage of gross revenues of the gaming business operations	35.00%	35.00%
Utilities designated by the local government [Member]
Commitments And Contingencies [Line Items]
Percentage of gross revenues of the gaming business operations	4.00%	4.00%